INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Loss before income tax expense
Non-PRC	$ (5,628)	¥ (39,075)	¥ (2,302)	¥ 8,533
PRC	(125,443)	(870,949)	(109,047)	(18,471)
Loss before income taxes	(131,071)	(910,024)	(111,349)	(9,938)
Income tax expense (benefit)
Current	159	1,104	2,665	11,837
Deferred	450	3,125	(25,279)	(14,934)
Income tax expense (benefit)	$ 609	¥ 4,229	¥ (22,614)	¥ (3,097)
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%
PRC | HNTE
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%
ChinaCache Ireland Limited ("ChinaCache IE") | Ireland
Income taxes
Foreign statutory corporate income tax rate (as a percent)	12.50%	12.50%
ChinaCache North America, Inc. | United States of America | Maximum
Income taxes
Foreign statutory corporate income tax rate (as a percent)	35.00%	35.00%
ChinaCache North America, Inc. | United States of America | California
Income taxes
State Income Tax (as a percent)	8.84%	8.84%
ChinaCache Assets LLC ("CCAL") | United States of America | Maximum
Income taxes
Foreign statutory corporate income tax rate (as a percent)	35.00%	35.00%
ChinaCache Assets LLC ("CCAL") | United States of America | California
Income taxes
State Income Tax (as a percent)	8.84%	8.84%
ChinaCache Networks Limited ("ChinaCache UK") | United Kingdom
Income taxes
Foreign statutory corporate income tax rate (as a percent)	20.00%	20.00%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK") | HK
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%
ChinaCache Beijing | PRC | HNTE | Tax Year 2013 to 2015
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Beijing Blue IT | PRC | HNTE | Tax Year 2015 to 2018
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%